Prepaid Expenses and Other Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Receivables, Net [Abstract]
Schedule of Prepaid Expenses and Other Receivables, Net

Prepaid expenses and other receivables, net consist of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Prepayment to vendors	1,371,382	4,220,580	538,339
Deferred offering costs	—	4,213,925	537,490
Deposit paid for life insurance	—	10,641,830	1,357,376
Receivable from disposal of property and equipment and termination of lease agreement (note a)	60,763,356	62,763,356	8,005,531
Loan receivables from Hi Speed (note b)	5,741,863	3,741,863	477,278
Loan receivables from Double Brave Limited (“DBL”) (note c)	2,600,000	2,707,627	345,361
Loan receivables from Tech Season Limited (“TSL”) (note d)	3,717,540	—	—
Other receivable from Profit Credit Limited (“PCL”) (note e)	29,060,000	29,060,000	3,706,633
Other receivable from Major Cellar Company Limited (“MCCL”) (note f)	3,000,000	3,000,000	382,653
Advance to Zhejiang JingXing Logistics Equipment Co., Ltd. (“ZJLE”) (note g)	—	1,908,000	243,367
Other receivables from Infinity Hong Kong Investment Limited (“IHKI”) (note h)	—	7,000,000	892,857
Other receivables from Pinecone Supply Chain Limited (“PSCL”) (note i)	—	4,406,219	562,018
Other receivables from WL International Holdings (HK) Limited (“WLIH”) (note j)	—	1,950,000	248,724
Accrued interest receivable from TSL (note d)	148,963	—	—
Others (note l)	15,900	2,125,684	271,134
Total before allowance for expected credit losses	106,419,004	137,739,084	17,568,761
Allowance for expected credit losses (note k)	(9,183,535)	(67,285,069)	(8,582,279)
Total	97,235,469	70,454,015	8,986,482
Less: non-current portion	—	(11,511,625)	(1,468,320)
Current portion	97,235,469	58,942,390	7,518,162

Notes:

(a)	The balances represent the outstanding receivables in relation of the disposal of the cold storage equipment to Hi Speed Group and the termination of lease agreements. On September 22, 2023, a deed of addendum was entered for which the repayment schedule for the balance was adjusted to be settled by later date. Further. on March 28, 2024, a deed of share pledge was entered where the major shareholder of Hi Speed (“Shareholder) pledged his owned ordinary shares in Hi Speed as a collateral in favor of the Company. In the event of default by Hi Speed, the Company can exercise its right to seize the said ordinary shares pledged. On July 31, 2025, a second deed of addendum was entered for which the repayment schedule for the balance was adjusted to be settled by later date. Furthermore, Hi Speed and the Shareholder agreed in the second addendum to provide additional assets of Hi Speed for securing the repayment in the event for further default. Given that Hi Speed commenced bankruptcy proceedings during the year ended March 31, 2026, the related balance was fully impaired.

(b)	The balance represents a loan to Hi Speed from October 26, 2022 to February 15, 2023, bearing interest of 1.5% per month. The loan period was then extended to March 28, 2024 and no longer bears any interest. The accrued interest receivable was fully repaid during the year ended March 31, 2024. The loan receivable from Hi Speed is collateralised by the shares pledge and Hi Speed and the Shareholder agreed in the second addendum to provide additional assets of Hi Speed for securing the repayment in the event for further default as described in note 10(a) above. Given that Hi Speed commenced bankruptcy proceedings during the year ended March 31, 2026, the related balance was fully impaired.

(c)	The balance represented a loan to DBL, a third party, originally granted from 23 February 2025 to 23 August 2025, bearing interest at 2.5% per annum. A further extension agreement was subsequently entered into with DBL, extending the loan for an additional one year to 23 August 2026.

(d)	The balance represented a loan to TSL, which is a third party, from November 8, 2024 to April 24, 2025, bearing interest of 3.8% per annual. The balance was fully settled in April 2025.

(e)	The balance represented a receivable from PCL, which is a third party, for potential construction project deal. The balance is not pledged and does not bear any interest. The project deal is on negotiation stage on March 31, 2026, and the balance will be fully refunded to the Company if the deal falls through.

(f)	The balance represented a receivable from MCCL, which is a third party, for potential strategic business deal related to automated wine warehouse. The balance is not pledged and does not bear any interest. The business deal is on negotiation stage on March 31, 2026, and the balance will be fully refunded to the Company if the deal falls through.

(g)	The balance represented a receivable from ZJLE, which is a third party, a vendor of racking storage materials and equipment. The Company may, from time to time, make payments on behalf of ZJLE for subcontracting fees and purchase deposits required for the completion of racking-related works.

(h)	The balance represented a receivable from IHKI, which is a third party, potential strategic partner of the Company in connection with the proposed establishment of a joint venture. These advances primarily relate to initial setup costs and deposits required to progress the joint venture formation. As of March 31, 2026, the joint venture had not yet been established.

(i)	The balance represented a receivable from PSCL, which is a third party, a vendor of construction materials and equipment. The Company may, from time to time, make payments on behalf of ZJLE for subcontracting fees and purchase deposits required for the completion of construction-related works.

(j)	The balance represented a receivable from WLIH, which is a third party, a vendor of the Company in connection with planned food-chain cooperation projects. To facilitate the commencement of such cooperation, the Company has advanced a retainer fee to WLIH for preliminary procurement coordination and related preparatory activities.

(k)	The allowances of expected credit losses in relation to Hi Speed Group as mentioned in note (a) and (b), in aggregate, as at March 31, 2026, is HK$66,505,219 (US$8,482,809) while that in relation to note (d) to (g), in aggregate, as at March 31, 2026, is HK$779,850 (US$99,471).

(l)	Others mainly comprise amount due from the former shareholder of Jingxing in connection with the acquisition, rental and electricity deposits, and a government guarantee deposit related to construction waste disposal.

Schedule of Allowance for Expected Credit Losses

Allowance for expected credit losses consists of the following:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Beginning balance	—	9,183,535	1,171,369
Addition	9,183,535	58,101,534	7,410,910
Ending balance	9,183,535	67,285,069	8,582,279